Other income and expenses, net (Tables)	12 Months Ended
Dec. 31, 2020
Other income and expenses, net
Schedule of other income and expenses, net

	2020	2019	2018
Tax credits	5,473	4,721	37,582
Remeasurement of environmental obligations	3,112	2,477	12,078
Derivative financial instruments - note 17 (b)	948	(833)	17,528
(Loss) gain on sale of property, plant and equipment and intangible assets	(2,268)	(857)	(9,884)
Gain on sale of investments	—	—	348
Contribution to communities	(4,658)	(5,205)	(13,445)
(Provision) reversal of legal claims	(10,912)	(4,424)	(3,671)
Other operating income (expenses), net	(10,859)	(14,085)	(12,961)
	(19,164)	(18,206)	27,575